SEPARATE ACCOUNT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of separate financial statements [Abstract]
Disclosure of investments in the Company's separate account assets and liabilities
The following table presents the details of investments in the company's separate account assets and liabilities:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Cash and cash equivalents	$4	$—
Bonds	115	—
Equity securities	894	—
Investment funds	27	—
Other assets	5	—
Total	$1,045	$—

Disclosure of change of the Company's separate account assets and liabilities
The following table presents the change of the company's separate account assets and liabilities:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance, beginning of year	$—	$—
Additions (deductions)
Acquisition from business combination	1,123	—
Policyholder deposits	44	—
Net investment income	32	—
Net realized capital gains on investments	(72)	—
Policyholder benefits and withdrawals	(66)	—
Net transfer to or from separate account	(10)	—
Policy charges	(6)	—
Total changes	1,045	—
Balance, end of year	$1,045	$—